Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Federal
Operating and capital loss carryforwards
Operating loss carryforwards	$ 37
State
Operating and capital loss carryforwards
Operating loss carryforwards	622
Foreign
Operating and capital loss carryforwards
Operating loss carryforwards	886
Capital loss carryforwards	$ 314